Statements of Assets and Liabilities - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment in Bitcoin, at fair value (cost $72,697,551 and $72,751,781, respectively)	$ 219,963,579	$ 180,982,533	$ 115,545,433
Cash	143	322	370
Other assets	62,280	62,381	76,531
Total assets	220,026,002	181,045,236	115,622,334
Liabilities
Management Fee payable	88,501	75,278	48,081
Due to Sponsor	143	322	370
Other payable	264,174	190,153	109,619
Total liabilities	352,818	265,753	158,070
Net Assets	219,673,184	180,779,483	115,464,264
Net assets
Paid-in capital	76,978,282	76,978,282	76,978,282
Redemptions	(54,057,318)	(54,057,318)
Accumulated net investment loss	(6,488,988)	(4,939,041)	(3,352,516)
Accumulated net realized gain on investment in Bitcoin	55,971,818	54,558,562	1,951,467
Accumulated net change in unrealized appreciation on investment in Bitcoin	$ 147,269,390	$ 108,238,998	$ 39,887,031
Common stock, shares issued	5,940,536	5,940,536	8,340,536
Common stock, shares outstanding	5,940,536	5,940,536	8,340,536
Net asset value per Unit	$ 36.98	$ 30.43	$ 13.84